Financial Instruments - Narrative (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Warrant derivative	$ 200,000	$ 79,000	$ 56,000
Currency risk | U.S. dollars
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of increase in value of currency (cad per share)	0.01	0.01
Increase (decrease) in net loss due to change in currency value	140,000	170,000
Currency risk | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of increase in value of currency (cad per share)		0.01
Increase (decrease) in net loss due to change in currency value		(22,000)
Level 2
Disclosure of nature and extent of risks arising from financial instruments [line items]
Warrant derivative	$ 200,000	$ 79,000